SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 vote $ / shares shares	Sep. 30, 2021 vote $ / shares shares
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, voting rights (in votes) | vote	1	1
Common stock, shares issued (in shares)	0
Common stock, shares outstanding (in shares)	0
Possible redemption (in shares)	0	34,500,000
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, voting rights (in votes) | vote	1	1
Common stock, shares issued (in shares)	8,625,000	8,625,000
Common stock, shares outstanding (in shares)	8,625,000	8,625,000
Common stock, conversion basis	20	20
Common stock shares subject to forfeiture	1,125,000
Percentage of common stock issued and outstanding	20.00%